Provision for expected credit losses (Tables)	12 Months Ended
Sep. 30, 2025
Provision for expected credit losses
Provisions for ECL on loans and credit commitments by stage

	2025				2024
			Non-				Non-
	Performing		Performing		Performing		Performing
$m	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Consolidated
Provision for ECL on loans
Housing	186	804	615	1,605	162	879	639	1,680
Personal	59	179	84	322	61	207	99	367
Business	538	1,067	977	2,582	405	1,163	953	2,521
Total loans ECL provision (Note 9)	783	2,050	1,676	4,509	628	2,249	1,691	4,568
Provision for ECL on credit commitments
Housing	11	21	-	32	7	18	-	25
Personal	14	20	-	34	16	27	-	43
Business	132	241	30	403	110	300	38	448
Total credit commitments ECL provision (Note 25)	157	282	30	469	133	345	38	516
Total provision for ECL on loans and credit commitments	940	2,332	1,706	4,978	761	2,594	1,729	5,084
Presented as provision for ECL on:
Individually assessed provisions	-	-	539	539	-	-	536	536
Collectively assessed provisions	940	2,332	1,167	4,439	761	2,594	1,193	4,548
Total provision for ECL on loans and credit commitments	940	2,332	1,706	4,978	761	2,594	1,729	5,084
Gross loans	711,230	135,475	9,657	856,362	639,900	161,121	10,314	811,335
Credit commitments	200,393	20,306	470	221,169	181,275	30,395	441	212,111
Gross loans and credit commitments	911,623	155,781	10,127	1,077,531	821,175	191,516	10,755	1,023,446
Coverage ratio on loans (%)	0.11	1.51	17.36	0.53	0.10	1.40	16.40	0.56
Coverage ratio on loans and credit commitments (%)	0.10	1.50	16.85	0.46	0.09	1.35	16.08	0.50

Note 10.Provision for expected credit losses (Continued)

	2025				2024
			Non-				Non-
	Performing		Performing		Performing		Performing
$m	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Parent Entity
Provision for ECL on loans
Housing	155	712	540	1,407	136	743	575	1,454
Personal	52	159	77	288	54	184	92	330
Business	472	922	879	2,273	348	968	838	2,154
Total loans ECL provision (Note 9)	679	1,793	1,496	3,968	538	1,895	1,505	3,938
Provision for ECL on credit commitments
Housing	7	16	-	23	6	14	-	20
Personal	12	16	-	28	12	17	-	29
Business	128	223	28	379	105	283	27	415
Total credit commitments ECL provision (Note 25)	147	255	28	430	123	314	27	464
Total provision for ECL on loans and credit commitments	826	2,048	1,524	4,398	661	2,209	1,532	4,402
Presented as provision for ECL on:
Of which:
Individually assessed provisions	-	-	459	459	-	-	437	437
Collectively assessed provisions	826	2,048	1,065	3,939	661	2,209	1,095	3,965
Total provision for ECL on loans and credit commitments	826	2,048	1,524	4,398	661	2,209	1,532	4,402
Gross loans	628,492	121,947	8,641	759,080	564,844	139,828	9,309	713,981
Credit commitments	177,414	17,852	438	195,704	160,418	27,033	411	187,862
Gross loans and credit commitments	805,906	139,799	9,079	954,784	725,262	166,861	9,720	901,843
Coverage ratio on loans (%)	0.11	1.47	17.31	0.52	0.10	1.36	16.17	0.55
Coverage ratio on loans and credit commitments (%)	0.10	1.46	16.79	0.46	0.09	1.32	15.76	0.49

Movement in provisions for ECL on loans and credit commitments

	Consolidated				Parent Entity
			Non-				Non-
	Performing		Performing		Performing		Performing
$m	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Balance as at 30 September 2023	706	2,808	1,416	4,930	600	2,419	1,248	4,267
Transfers to Stage 1	1,222	(1,165)	(57)	-	1,088	(1,036)	(52)	-
Transfers to Stage 2	(315)	822	(507)	-	(274)	724	(450)	-
Transfers to Stage 3	(3)	(608)	611	-	(3)	(527)	530	-
Business activity during the year	303	(328)	(293)	(318)	267	(308)	(243)	(284)
Net remeasurement of provision for ECL	(1,149)	1,070	1,123	1,044	(1,016)	937	1,016	937
Write-offs	-	-	(620)	(620)	-	-	(573)	(573)
Exchange rate and other adjustments	(3)	(5)	56	48	(1)	-	56	55
Balance as at 30 September 2024	761	2,594	1,729	5,084	661	2,209	1,532	4,402
Transfers to Stage 1	1,386	(1,299)	(87)	-	1,214	(1,132)	(82)	-
Transfers to Stage 2	(201)	807	(606)	-	(174)	720	(546)	-
Transfers to Stage 3	(4)	(596)	600	-	(4)	(530)	534	-
Business activity during the year	306	(409)	(277)	(380)	266	(385)	(229)	(348)
Net remeasurement of provision for ECL	(1,304)	1,281	1,077	1,054	(1,137)	1,202	989	1,054
Write-offs	-	-	(763)	(763)	-	-	(705)	(705)
Exchange rate and other adjustments	(4)	(46)	33	(17)	-	(36)	31	(5)
Balance as at 30 September 2025	940	2,332	1,706	4,978	826	2,048	1,524	4,398

Note 10.Provision for expected credit losses (Continued)

	Consolidated				Parent Entity
			Non-				Non-
	Performing		Performing		Performing		Performing
$m	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Housing
Balance as at 30 September 2023	158	1,052	513	1,723	121	920	446	1,487
Transfers to Stage 1	351	(345)	(6)	-	311	(307)	(4)	-
Transfers to Stage 2	(41)	310	(269)	-	(36)	276	(240)	-
Transfers to Stage 3	-	(196)	196	-	-	(183)	183	-
Business activity during the year	59	(131)	(158)	(230)	55	(123)	(143)	(211)
Net remeasurement of provision for ECL	(357)	209	396	248	(309)	174	357	222
Write-offs	-	-	(57)	(57)	-	-	(46)	(46)
Exchange rate and other adjustments	(1)	(2)	24	21	-	-	22	22
Balance as at 30 September 2024	169	897	639	1,705	142	757	575	1,474
Transfers to Stage 1	377	(367)	(10)	-	305	(295)	(10)	-
Transfers to Stage 2	(46)	445	(399)	-	(42)	398	(356)	-
Transfers to Stage 3	-	(173)	173	-	-	(152)	152	-
Business activity during the year	81	(177)	(170)	(266)	71	(160)	(141)	(230)
Net remeasurement of provision for ECL	(385)	197	409	221	(314)	180	342	208
Write-offs	-	-	(52)	(52)	-	-	(44)	(44)
Exchange rate and other adjustments	1	3	25	29	-	-	22	22
Balance as at 30 September 2025	197	825	615	1,637	162	728	540	1,430

Personal
Balance as at 30 September 2023	82	225	98	405	68	191	90	349
Transfers to Stage 1	358	(356)	(2)	-	325	(324)	(1)	-
Transfers to Stage 2	(59)	106	(47)	-	(56)	98	(42)	-
Transfers to Stage 3	-	(136)	136	-	-	(128)	128	-
Business activity during the year	36	(9)	-	27	34	(8)	-	26
Net remeasurement of provision for ECL	(340)	405	295	360	(305)	372	283	350
Write-offs	-	-	(394)	(394)	-	-	(378)	(378)
Exchange rate and other adjustments	-	(1)	13	12	-	-	12	12
Balance as at 30 September 2024	77	234	99	410	66	201	92	359
Transfers to Stage 1	342	(340)	(2)	-	310	(309)	(1)	-
Transfers to Stage 2	(53)	92	(39)	-	(51)	85	(34)	-
Transfers to Stage 3	-	(127)	127	-	(1)	(119)	120	-
Business activity during the year	31	(15)	-	16	29	(15)	-	14
Net remeasurement of provision for ECL	(319)	368	360	409	(288)	337	347	396
Write-offs	-	-	(461)	(461)	-	-	(447)	(447)
Exchange rate and other adjustments	(5)	(13)	-	(18)	(1)	(5)	-	(6)
Balance as at 30 September 2025	73	199	84	356	64	175	77	316

Note 10.Provision for expected credit losses (Continued)

	Consolidated				Parent Entity
			Non-				Non-
	Performing		Performing		Performing		Performing
$m	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Business
Balance as at 30 September 2023	466	1,531	805	2,802	411	1,308	712	2,431
Transfers to Stage 1	513	(464)	(49)	-	452	(405)	(47)	-
Transfers to Stage 2	(215)	406	(191)	-	(182)	350	(168)	-
Transfers to Stage 3	(3)	(276)	279	-	(3)	(216)	219	-
Business activity during the year	208	(188)	(135)	(115)	178	(177)	(100)	(99)
Net remeasurement of provision for ECL	(452)	456	432	436	(402)	391	376	365
Write-offs	-	-	(169)	(169)	-	-	(149)	(149)
Exchange rate and other adjustments	(2)	(2)	19	15	(1)	-	22	21
Balance as at 30 September 2024	515	1,463	991	2,969	453	1,251	865	2,569
Transfers to Stage 1	667	(592)	(75)	-	599	(528)	(71)	-
Transfers to Stage 2	(102)	270	(168)	-	(81)	237	(156)	-
Transfers to Stage 3	(4)	(296)	300	-	(3)	(259)	262	-
Business activity during the year	194	(217)	(107)	(130)	166	(210)	(88)	(132)
Net remeasurement of provision for ECL	(600)	716	308	424	(535)	685	300	450
Write-offs	-	-	(250)	(250)	-	-	(214)	(214)
Exchange rate and other adjustments	-	(36)	8	(28)	1	(31)	9	(21)
Balance as at 30 September 2025	670	1,308	1,007	2,985	600	1,145	907	2,652

Schedule of provision for ECL

	Consolidated		Parent Entity
$m	2025	2024	2025	2024
Provision for ECL on loans and credit commitments	4,978	5,084	4,398	4,402
Provision for ECL on debt securities at amortised cost[a]	3	6	-	2
Provision for ECL on debt securities at FVOCI[b]	6	6	5	6
Total provision for ECL	4,987	5,096	4,403	4,410

a.	Provision for ECL on debt securities at amortised cost is presented as part of investments securities.
b.	Provision for ECL on debt securities at FVOCI forms part of equity reserves.

Reconciliation of impairment charges

	Consolidated		Parent Entity
$m	2025	2024	2025	2024
Loans and credit commitments:
Business activity during the year	(380)	(318)	(348)	(284)
Net remeasurement of the provision for ECL	1,054	1,044	1,054	937
Impairment charges for debt securities at amortised cost	(3)	-	(2)	1
Impairment charges for debt securities at FVOCI	-	1	(1)	1
Impairment on due from subsidiaries	-	-	(23)	4
Recoveries	(247)	(190)	(240)	(184)
Impairment charges/(benefits) (Note 6)	424	537	440	475

Schedule of write-offs net of recoveries to average loans

	Consolidated
%	2025	2024
Housing	0.01	0.01
Personal	2.66	2.21
Business	0.08	0.05
Total write-offs net of recoveries to average loans	0.06	0.05

Schedule of impact of overlays on the provision for ECL

	Consolidated		Parent Entity
$m	2025	2024	2025	2024
Individually assessed provisions	539	536	459	437
Modelled provision for ECL on loans and credit commitments	4,201	4,369	3,691	3,768
Overlays	238	179	248	197
Total provision for ECL on loans and credit commitments	4,978	5,084	4,398	4,402

Summary of key macroeconomic assumptions for base case scenario

The base case scenario uses the following Westpac Economic forecasts:

Key economic assumptions for base case scenario	30 September 2025	30 September 2024
Annual GDP: Australia	Forecast growth of 1.9% for calendar year 2025 and 2.4% for calendar year 2026	Forecast growth of 1.5% for calendar year 2024 and 2.4% for calendar year 2025
New Zealand	Forecast growth of 1.7% for calendar year 2025 and 3.1% for calendar year 2026	Forecast growth of 0.1% for calendar year 2024 and 2.0% for calendar year 2025
Commercial property index, Australia	Forecast price growth of 0.9% for calendar year 2025 and 3.8% for calendar year 2026	Forecast price contraction of 11.5% for calendar year 2024 and growth of 1.3% for calendar year 2025
Residential property prices: Australia	Forecast price growth of 5.6% for calendar year 2025 and 9.0% for calendar year 2026	Forecast price growth of 5.7% for calendar year 2024 and 4.0% for calendar year 2025
New Zealand	Forecast price growth of 0.6% for calendar year 2025 and 5.4% for calendar year 2026	Forecast price growth of 0.7% for calendar year 2024 and 6.4% for calendar year 2025
Cash rate, Australia	Forecast cash rate of 3.35% at December 2025 and 2.85% at December 2026	Forecast cash rate of 4.35% at December 2024 and 3.35% at December 2025
Unemployment rate: Australia	Forecast rate of 4.4% at December 2025 and 4.5% at December 2026	Forecast rate of 4.3% at December 2024 and 4.6% at December 2025
New Zealand	Forecast rate of 5.3% at December 2025 and 4.6% at December 2026	Forecast rate of 5.3% at December 2024 and 5.6% at December 2025

Summary of the the probability weighted scenarios

The following sensitivity table shows the reported provision for ECL on loans and credit commitments based on the probability weighted scenarios and what the provision for ECL on loans and credit commitments would be assuming a 100% weighting to the base case scenario and to the downside scenario (with all other assumptions held constant).

	Consolidated		Parent Entity
$m	2025	2024	2025	2024
Reported probability-weighted ECL	4,978	5,084	4,398	4,402
100% base case ECL	3,031	3,559	2,673	3,089
100% downside ECL	7,143	7,195	6,316	6,221

Summary of macroeconomic scenario weightings

The following table discloses the economic weights applied by Westpac and the Parent Entity. In 2025, the following changes were applied to scenario weights to reflect greater uncertainty from geopolitical developments, including in relation to international trade and tariff policies, global tensions and continuing global military conflicts:

●	5.0% increase to downside; and
●	2.5% decrease to both the upside and base scenarios.

Scenario weightings (%)	2025	2024
Upside	2.5	5.0
Base	50.0	52.5
Downside	47.5	42.5